Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 7,989	$ 5,750
Lease liabilities	568	369
Sec. 174 R&D	1,914	2,356
Other	390	144
Total deferred tax assets	10,861	8,619
Valuation allowance	(10,062)	(7,793)	$ (5,980)
Net deferred tax assets	799	826
Deferred tax liabilities:
Fixed assets	(293)	(477)
Right-of-use assets	(598)	(470)
Net deferred tax liabilities	(891)	(947)
Net deferred tax assets (liabilities)	$ (92)	$ (121)